OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities, Current [Abstract]
Schedule Of Other Current Liabilities
	December 31,
	2016	2015
	US Dollars in thousands

Accrued payroll including amounts due to government authorities	887	1,066
Provision for vacation and other employee benefits	1,500	1,455
Written put option (Note 1A)	-	526
Accrued expenses	548	600
Employees' severance benefits (Note 8D)	64	69
Provision for contingent liabilities (Note 9D)	267	363
Other liabilities	552	515

	3,818	4,594